Acquisition Pro Forma Results (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2010	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Business Acquisition, Pro Forma Information [Abstract]
Revenues									$ 12,111.1	$ 11,302.2
Income from Continuing Operations									1,134.1	805.2
Net Income									1,440.5	854.7
Earnings per Share from Continuing Operations:
Basic (in dollars per share)									$ 2.98	$ 2.00
Diluted (in dollars per share)									$ 2.95	$ 1.97
Earnings per Share:
Basic (in dollars per share)									$ 3.78	$ 2.12
Diluted (in dollars per share)									$ 3.74	$ 2.09
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenues	3,089.3	2,932.9	2,854.0	2,682.6	2,675.1	2,577.1	2,555.6	2,585.3	11,558.8	10,393.1	9,741.0
Net income	288.9	265.4	523.4	252.2	297.5	268.5	237.3	232.3	1,329.9	1,035.6	850.3
Non-recurring Pro Forma Adjustments, Deferred Revenue
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenues									(1.1)	(13.1)
Non-recurring Pro Forma Adjustments, Cost of Revenue
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Net income										(89.6)
Non-recurring Pro Forma Adjustments, Monetized Equity Awards
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Net income										(21.2)
Non-recurring Pro Forma Adjustments, Transaction Costs
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Net income										$ (80.7)